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<FILENAME>t305089.txt



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2011
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         RiverFront Investment Group, LLC
Address:      1214 East Cary Street
              Richmond, VA  23219


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Smailes
Title:   Chief Compliance Officer
Phone:   (804) 549-4814

Signature, Place, and Date of Signing:

/s/ Wendy L. Smailes            Richmond, Virginia             Sept 30, 2011
------------------             ---------------------          -----------------
   [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                          ----

Form 13F Information Table Entry Total:                    96
                                                          ----

Form 13F Information Table Value Total:             $1,782,796
                                                  ------------
                                                   (thousands)




List of Other Included Managers:

{None}

                          TITLE OF            VALUE    SHARES/  SH/ PUT/   INVSTMT    OTHER           VOTING AUTHORITY
NAME OF ISSUER               CLASS  CUSIP    (x$1000) PRN AMT PRN CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE

----------------------------------------------------------------------------------------------------------------------------

AECOM TECHNOLOGY CORP DELAWACO COM    00766T100   2723   154102  SH       SOLE                 154102        0       0
AMERICAN EXPRESS CO            COM    025816109  14143   314990  SH       SOLE                 314990        0        0
ANIXTER INTL INC COM           COM    035290105   2677    56421  SH       SOLE                  56421        0        0
APPLE COMPUTER INC             COM    037833100   6145    16115  SH       SOLE                  16115        0        0
BALL CORP                      COM    058498106   6859   221123  SH       SOLE                 221123        0        0
BCE INC COM NEW                COM    05534B760  23071   615879  SH       SOLE                 615879        0        0
BMC SOFTWARE INC COM           COM    055921100   4616   119720  SH       SOLE                 119720        0        0
CAREFUSION CORP COM            COM    14170T101   7408   309321  SH       SOLE                 309321        0        0
CARRIZO OIL & CO INC COM       COM    144577103   2548   118221  SH       SOLE                 118221        0        0
CATERPILLAR INC COM            COM    149123101  14210   192438  SH       SOLE                 192438        0        0
CHEVRON CORP NEW               COM    166764100  35079   378869  SH       SOLE                 378869        0        0
CLAYMORE EXCHANGE-TRADED FD WI COM    18383M308  23734  1632280  SH       SOLE                1632280        0        0
COMPLETE PRODUCTION SERVICESCO COM    20453E109   2311   122579  SH       SOLE                 122579        0        0
CONOCOPHILLIPS COM             COM    20825C104  19156   302522  SH       SOLE                 302522        0        0
CORPORATE OFFICE PPTYS TR SH B COM    22002T108   2780   127619  SH       SOLE                 127619        0        0
CRACKER BARREL OLD CTRY STORCO COM    22410J106   3005    75065  SH       SOLE                  75065        0        0
DARDEN RESTAURANTS INC COM     COM    237194105   9724   227466  SH       SOLE                 227466        0        0
DOLLAR TREE INC                COM    256746108   4540    60425  SH       SOLE                  60425        0        0
DUPONT FABROS TECHNOLOGY INCCO COM    26613Q106   2768   140567  SH       SOLE                 140567        0        0
EAST WEST BANCORP INC COM      COM    27579R104   4810   322589  SH       SOLE                 322589        0        0
ENERSYS COM                    COM    29275Y102   1640    81937  SH       SOLE                  81937        0        0
ESTERLINE TECHNOLOGIES CORP CO COM    297425100   4937    95236  SH       SOLE                  95236        0        0
EXXON MOBIL CORP               COM    30231G102   6042    83188  SH       SOLE                  83188        0        0
FIRST TR DJS MICROCAP INDEX CO COM    33718M105   3431   200202  SH       SOLE                 200202        0        0
FIRST TR NASDAQ ABA CMNTY BKUT COM    33736Q104   4687   244126  SH       SOLE                 244126        0        0
FOREST OIL CORP COM PAR $0.01  COM    346091705   2145   148956  SH       SOLE                 148956        0        0
GLOBAL X FDS CHINA CONS ETF    COM    37950E408   8236   649034  SH       SOLE                 649034        0        0
HALLIBURTON CO COM             COM    406216101   1646    53917  SH       SOLE                  53917        0        0
HASBRO INC COM                 COM    418056107   4697   144050  SH       SOLE                 144050        0        0
HCC INS HLDGS INC              COM    404132102   5297   195830  SH       SOLE                 195830        0        0
HOLOGIC INC                    COM    436440101   4701   309101  SH       SOLE                 309101        0        0
I B M                          COM    459200101  35738   204368  SH       SOLE                 204368        0        0
IRON MTN INC COM               COM    462846106  22463   710414  SH       SOLE                 710414        0        0
ISHARES INC MSCI CDA INDEX     COM    464286509   4769   187085  SH       SOLE                 187085        0        0
ISHARES TR 20+ YR TRS BD       COM    464287432  81905   678020  SH       SOLE                 678020        0        0
ISHARES TR DJ US REAL EST      COM    464287739   2705    53483  SH       SOLE                  53483        0        0
ISHARES TR HIGH YLD CORP       COM    464288513   6481    78239  SH       SOLE                  78239        0        0
ISHARES TR JPMORGAN USD        COM    464288281  57214   542670  SH       SOLE                 542670        0        0
ISHARES TR LEHMAN 1-3 YR       COM    464288646   4244    40819  SH       SOLE                  40819        0        0
ISHARES TR LEHMAN INTER C      COM    464288638   2451    22949  SH       SOLE                  22949        0        0
ISHARES TR MSCI ACWI EX        COM    464288240  23394   667445  SH       SOLE                 667445        0        0
ISHARES TR MSCI EAFE IDX       COM    464287465  21265   445052  SH       SOLE                 445052        0        0
ISHARES TR MSCI EMERG MKT      COM    464287234  10792   307507  SH       SOLE                 307507        0        0
ISHARES TR S&P MIDCAP 400      COM    464287507   4223    54144  SH       SOLE                  54144        0        0
ISHARES TR S&P SMLCAP 600      COM    464287804    994    16984  SH       SOLE                  16984        0        0
JPMORGAN CHASE & CO ALERIAN ML COM    46625H365  35067  1029862  SH       SOLE                1029862        0        0
KLA-TENCOR CORP COM            COM    482480100  19080   498428  SH       SOLE                 498428        0        0
L-3 COMMUNICATIONS HLDGS INC   COM    502424104   3052    49242  SH       SOLE                  49242        0        0
MANPOWER INC                   COM    56418H100   1988    59126  SH       SOLE                  59126        0        0
MCDONALDS CORP                 COM    580135101  30088   342612  SH       SOLE                 342612        0        0
MEADWESTVACO CORP COM          COM    583334107  15684   638611  SH       SOLE                 638611        0        0
MICROCHIP TECHNOLOGY INC COM   COM    595017104   4181   134390  SH       SOLE                 134390        0        0
MICROSOFT                      COM    594918104  20037   805012  SH       SOLE                 805012        0        0
MOODYS CORP COM                COM    615369105  14880   488669  SH       SOLE                 488669        0        0
OIL STATES INTL INC COM        COM    678026105   2514    49369  SH       SOLE                  49369        0        0
ONEOK INC NEW                  COM    682680103   8677   131394  SH       SOLE                 131394        0        0
P F CHANGS CHINA BISTRO INC CO COM    69333Y108   3072   112789  SH       SOLE                 112789        0        0
PENN NATL GAMING INC           COM    707569109   4434   133201  SH       SOLE                 133201        0        0
PEOPLES UNITED FINANCIAL INCCO COM    712704105  18501  1622915  SH       SOLE                1622915        0        0
PERKINELMER INC COM            COM    714046109   3969   206590  SH       SOLE                 206590        0        0
PFIZER INC                     COM    717081103  27930  1579737  SH       SOLE                1579737        0        0
POWERSHARES ACTIVE MNG ETF TUS COM    73935B508   2236    50260  SH       SOLE                  50260        0        0
POWERSHARES ETF TR II S&P500 L COM    73937B779 105506  4451743  SH       SOLE                4451743        0        0
POWERSHARES ETF TRUST DWA TECH COM    73935X153   6572   299275  SH       SOLE                 299275        0        0
POWERSHARES ETF TRUST ZACKS MC COM    73935X740   1204   136930  SH       SOLE                 136930        0        0
POWERSHARES GLOBAL ETF TRUSTEM COM    73936T763   3417   179669  SH       SOLE                 179669        0        0
POWERSHS DB US DOLLAR INDEX DO COM    73936D107  72790  3263411  SH       SOLE                3263411        0        0
PSS WORLD MED INC COM          COM    69366A100   3604   183022  SH       SOLE                 183022        0        0
QUALCOMM INC COM               COM    747525103  24070   494953  SH       SOLE                 494953        0        0
SCHEIN HENRY INC               COM    806407102   4769    76903  SH       SOLE                  76903        0        0
SCOTTS MIRACLE GRO CO CL A     COM    810186106   2398    53771  SH       SOLE                  53771        0        0
SELECT SECTOR SPDR TR SBI CONS COM    81369Y407  15113   433521  SH       SOLE                 433521        0        0
SELECT SECTOR SPDR TR SBI HEAL COM    81369Y209  38091  1200485  SH       SOLE                1200485        0        0
SELECT SECTOR SPDR TR SBI INT- COM    81369Y605  13714  1161249  SH       SOLE                1161249        0        0
SENSIENT TECHNOLOGIES CORP COM COM    81725T100   2488    76435  SH       SOLE                  76435        0        0
SNAP ON INC COM                COM    833034101   3896    87738  SH       SOLE                  87738        0        0
SPDR GOLD TRUST GOLD  SHS      COM    78463V107  17374   109922  SH       SOLE                 109922        0        0
SPDR SERIES TRUST LEHMAN YLD E COM    78464A417 217696  6015362  SH       SOLE                6015362        0        0
SPDR TR UNIT SER 1             COM    78462F103 129469  1144224  SH       SOLE                1144224        0        0
SUPERIOR ENERGY SVCS INC       COM    868157108   3935   149963  SH       SOLE                 149963        0        0
TIFFANY & CO NEW COM           COM    886547108  12846   211206  SH       SOLE                 211206        0        0
TIME WARNER CABLE INC COM      COM    88732J207  17430   278124  SH       SOLE                 278124        0        0
UBS AG JERSEY BRH ALERIAN INFR COM    902641646   3151   109330  SH       SOLE                 109330        0        0
VANGUARD INTL EQUITY INDEX FEM COM    922042858 137181  3828661  SH       SOLE                3828661        0        0
VANGUARD TAX-MANAGED FD EUROPE COM    921943858  61484  2040622  SH       SOLE                2040622        0        0
VANGUARD WORLD FDS CONSUM STP  COM    92204A207  21328   279790  SH       SOLE                 279790        0        0
VANGUARD WORLD FDS ENERGY ETF  COM    92204A306   5196    60178  SH       SOLE                  60178        0        0
VANGUARD WORLD FDS INDUSTRIAL  COM    92204A603   5197    96236  SH       SOLE                  96236        0        0
VANGUARD WORLD FDS INF TECH ET COM    92204A702  10417   183519  SH       SOLE                 183519        0        0
VANGUARD WORLD FDS TELCOMM ETF COM    92204A884   2059    33934  SH       SOLE                  33934        0        0
VERISIGN INC COM               COM    92343E102   4729   165291  SH       SOLE                 165291        0        0
VERIZON COMMUNICATIONS INC     COM    92343V104  17986   488746  SH       SOLE                 488746        0        0
WAL MART STORES INC            COM    931142103  19700   379585  SH       SOLE                 379585        0        0
WEINGARTEN RLTY INVS SH BEN IN COM    948741103   2759   130349  SH       SOLE                 130349        0        0
WISDOMTREE TR ASIA LC DBT FD   COM    97717X842  25826   522576  SH       SOLE                 522576        0        0
WISDOMTREE TRUST CHINESE YUAN  COM    97717W182  35607  1408519  SH       SOLE                1408519        0        0


     LINE COUNT: 96
